American Century Municipal Trust

PROSPECTUS SUPPLEMENT

HIGH-YIELD MUNICIPAL FUND
(INVESTOR CLASS)

Supplement dated March 31, 2005 * Prospectus dated October 1, 2004

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER Investing through Financial
Intermediaries ON PAGE 18.

    Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
    Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3)
    marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SH-SPL-42944   0503

American Century Municipal Trust

PROSPECTUS SUPPLEMENT

HIGH-YIELD MUNICIPAL FUND
(A CLASS/B CLASS/C CLASS)

Supplement dated March 31, 2005 * Prospectus dated October 1, 2004

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER Service, Distribution and
Administrative Fees ON PAGE 24.

    Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
    Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3)
    marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SH-SPL-42744   0503

American Century Municipal Trust

PROSPECTUS SUPPLEMENT

ARIZONA MUNICIPAL BOND FUND * FLORIDA MUNICIPAL BOND FUND
(INVESTOR CLASS)

Supplement dated March 31, 2005 * Prospectus dated October 1, 2004

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER Investing through Financial
Intermediaries ON PAGE 21.

    Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
    Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3)
    marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SH-SPL-42945   0503

American Century Municipal Trust

PROSPECTUS SUPPLEMENT

ARIZONA MUNICIPAL BOND FUND * FLORIDA MUNICIPAL BOND FUND
(A CLASS/B CLASS/C CLASS)

Supplement dated March 31, 2005 * Prospectus dated October 1, 2004

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER Service, Distribution and
Administrative Fees ON PAGE 26.

    Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
    Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3)
    marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

SH-SPL-42745   0503